Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure of deposits [line items]
Term deposit liabilities	$ 833,632	$ 765,345
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	238,545	203,075
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	117,451	118,734
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	206,021	172,583
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	80,419	87,550
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	53,714	58,170
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	30,227	33,158
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	32,605	24,047
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 74,650	$ 68,028